INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of effective income tax reconciliation

	2024	2023
Income tax benefit at statutory rate	$2,455,499	$4,357,970
Change in valuation allowance	$(2,455,499)	$(4,357,970)

Schedule of income tax provision

	2024			2023
Excepted federal statutory income tax provision/rate	$(2,284,257)	(21.0%	)	$(2,965,619)	(21.0%	)
State income taxes, net of federal benefit	(58,863)	(0.5%	)	(1,392,351)	(9.0%	)
Other	(112,379)	(1.0%	)	–	–

Income tax benefit at statutory rate	(2,455,499)	(22.6%	)	(4,357,970)	(30.0%	)
Change in valuation allowance	2,455,499	22.6%		4,357,970	30.0%
	$–	–%		$–	–%

Schedule of net operating loss carryforwards

	2024	2023
Deferred tax assets
Net operating loss carryforwards	$24,971,010	$22,473,712
Section 174 R&D	1,275,054	1,799,825
PPE and intangible assets	915,327	416,708
State taxes	(1,569,922)	(1,554,275)
Subtotal	25,591,469	23,135,970
Valuation Allowance	(25,591,469)	(23,135,970)
Net deferred tax assets (liabilities)	$–	$–